                                         Delaware
                                         Investments(SM)
                                         --------------------------------------
                                         A member of Lincoln Financial Group(R)
















                                Lincoln National

                                Bond Fund, Inc.

                                Semi-Annual Report

                                June 30, 2002



                                                                   Bond Fund

Lincoln National


Bond Fund, Inc.



Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Assets and Liabilities                               6

     Statement of Operations                                           7

     Statements of Changes in Net Assets                               7

     Financial Highlights                                              8

     Notes to Financial Statements                                     9

Lincoln National

Bond Fund, Inc.


Semi-Annual Portfolio Commentary

For the six months ended June 30, 2002




                   Delaware
Managed by:        Investments(SM)
                   --------------------------------------
                   A member of Lincoln Financial Group(R)

The Fund had a return of 3.2%(1) for the first six months of 2002 while its style-specific benchmark, the Lehman Brothers Government/Credit Index*, returned 3.3%.

The first half of 2002 was marked by investor's growing concerns over the strength of the economy, the crisis in the Middle East, and the issues surrounding corporate governance. The Federal Reserve maintained its neutral position to avoid adding to the turbulent markets. There was a flight to quality triggered by the spread of corporate accounting scandals including those from Enron, WorldCom and Adelphia.

The Fund's slight relative underperformance for the period was mainly attributable to the portfolio's overweight to the lower quality sectors of the fixed income market and the underweight to the government sector. The investments in structured products, which were neutral to slightly overweight for the first two quarters, contributed positively to performance due to the significant yield premium and safe haven status of the sectors. Specific issues that detracted from performance were AT&T and Sprint while J Crew, Continental Airlines, and American Airlines benefited performance.


Ryan Brist








                                       (1) After the deduction of fund expenses.

                                        *  Lehman Brothers Gov't/Credit Index -
                                        Measures performance of diversified,
                                        investment grade, bond issues. An
                                        investor cannot invest directly in the
                                        above index/indexes, which is/are
                                        unmanaged.




                                   Bond Fund 1

Lincoln National

Bond Fund Inc.

Statement of Net Assets
June 30, 2002 (Unaudited)


Long-term Debt                                        Principal     Market
Investments - 95.11%                                  Amount        Value
--------------------------------------------------------------------------------
Aerospace & Defense - 0.08%
  Sequa Corp 9.00% 8/1/09                             $   480,000   $    484,800
--------------------------------------------------------------------------------
                                                                         484,800
Agency Mortgage-Backed Securities - 11.42%
--------------------------------------------------------------------------------
  Fannie Mae Pool 254260
   6.00% 4/1/17                                         5,167,752      5,279,181
  Fannie Mae Pool 254261
   6.50% 4/1/17                                         1,809,634      1,878,061
  Fannie Mae Pool 545482
   7.00% 3/1/32                                        16,028,160     16,624,206
  Fannie Mae Pool 609505
   7.50% 10/1/31                                        3,064,863      3,219,064
  Fannie Mae Pool 634750
   6.50% 3/1/17                                        11,635,756     12,075,733
  Fannie Mae Pool 644709
   7.00% 5/1/32                                         3,852,427      3,995,689
  Fannie Mae Pool 649079
   7.00% 6/1/32                                         1,968,859      2,042,076
  Fannie Mae TBA
   6.50% 7/1/31                                         5,365,000      5,468,947
   7.50% 7/30/31                                        4,794,000      5,030,704
  Ginnie Mae TBA
   7.00% 7/1/32                                         9,475,000      9,836,234
   7.50% 7/15/30                                        3,467,000      3,656,602
--------------------------------------------------------------------------------
                                                                      69,106,497
Agency Obligations - 7.34%
--------------------------------------------------------------------------------
  Fannie Mae
   3.625% 4/15/04                                      23,210,000     23,506,763
  Freddie Mac
   4.875% 3/15/07                                       5,605,000      5,735,098
   5.25% 1/15/06                                        8,610,000      8,984,389
   5.50% 7/15/06                                        5,925,000      6,220,272
--------------------------------------------------------------------------------
                                                                      44,446,522
Asset-Backed Securities - 3.45%
--------------------------------------------------------------------------------
  Ameriquest Mortgage Securities
   2002-1 M4
   4.04% 5/25/32                                        1,400,000      1,396,920
  DVI Receivables
   2001-1 A4
   5.808% 4/11/09                                       2,500,000      2,604,986
  Fleet Credit Card Master Trust
   2001-BA
   5.60% 12/15/08                                       2,910,000      3,045,694
  Ford Credit Auto Owner Trust
   2002-B A4
   4.75% 8/15/06                                        1,790,000      1,837,624
  MBNA Credit Card Master
   Note Trust
   2001-A1 A1
   5.75% 10/15/08                                       1,950,000      2,051,611
  Morgan Stanley Dean
   Witter & Company
   2001-NC3N
   12.75% 10/25/31                                      3,929,806      3,969,103
  Morgan Stanley Dean
   Witter & Company
   2001-NC2N
   12.75% 10/25/31                                        542,098        555,651
  Morgan Stanley Dean
   Witter & Company
   2001-NC1N N 144A
   12.75% 1/26/32                                         960,204        979,408
  Option One Mortgage Securities
   2002-2A CFTS
   8.83% 6/26/32                                          804,618        804,618


                                                     Principal     Market
Asset-Backed Securities (Cont.)                      Amount        Value
--------------------------------------------------------------------------------
  Peoplefirst.com Auto
   Receivables Owner Trust
   2000-2 A4
   6.43% 9/15/07                                     $ 1,500,000   $   1,569,548
  Sky Financial Medical
   2001-B
   5.55% 7/15/12                                       2,038,913       2,064,081
--------------------------------------------------------------------------------
                                                                      20,879,244
Automobiles &
Automotive Parts - 0.25%
--------------------------------------------------------------------------------
  CSK Auto 144A
   12.00% 6/15/06                                      1,270,000       1,363,663
  Venture Holdings Trust
   12.00% 6/1/09                                         365,000         144,175
--------------------------------------------------------------------------------
                                                                       1,507,838
Banking, Finance & Insurance - 11.13%
--------------------------------------------------------------------------------
  Banco Nac Desenv 144A
   9.625% 12/12/11                                     2,800,000       1,967,000
  Bank of Hawaii
   6.875% 6/1/03                                       1,515,000       1,561,751
  BB&T Corporation
   6.50% 8/1/11                                        2,380,000       2,494,038
  Boeing Capital
   6.50% 2/15/12                                      2,105,000        2,211,058
  Brazil Development Fund
   9.625% 12/12/11                                       695,000         488,238
  Cit Group
   7.625% 8/16/05                                        565,000         556,948
  Citigroup
   6.00% 2/21/12                                       2,530,000       2,544,849
   7.125% 10/15/04                                       790,000         777,637
   7.25% 10/1/10                                       2,530,000       2,758,196
   7.50% 11/14/03                                        540,000         537,231
  Countrywide Home Loans
   5.25% 6/15/04                                       2,825,000       2,905,315
  Credit Suisse First Boston USA
   5.75% 4/15/07                                       2,005,000       2,053,333
  Erac USA Finance
   7.35% 6/15/08                                       4,040,000       4,354,930
  Fairfax Finance
   7.75% 12/15/03                                      2,025,000       1,927,359
  Ford Motor Credit
   6.875% 2/1/06                                       2,425,000       2,482,885
   7.25% 10/25/11                                        945,000         951,125
  General Electric Capital
   6.00% 6/15/12                                       4,710,000       4,696,349
  GMAC
   6.125% 2/1/07                                       3,720,000       3,764,428
   8.00% 11/1/31                                       2,640,000       2,707,787
  International Lease Finance
   5.625% 6/1/07                                       1,905,000       1,933,381
  Jefferies Group
   7.75% 3/15/12                                       1,160,000       1,174,352
  Morgan Stanley Dean Witter
   6.60% 4/1/12                                        4,590,000       4,685,968
  Popular North America
   6.125% 10/15/06                                     1,425,000       1,462,318
  PSE&G Capital 144A
   6.25% 5/15/03                                       2,500,000       2,577,138
  Regions Financial
   6.375% 5/15/12                                      5,065,000       5,222,911
  Unumprovident
   7.375% 6/15/32                                         90,000          88,714
  XL Capital
   6.50% 1/15/12                                       3,615,000       3,748,657
  Zurich Capital Trust 144A
   8.376% 6/1/37                                       5,000,000       4,724,124
--------------------------------------------------------------------------------
                                                                      67,358,020
Cable, Media & Publishing - 4.04%
--------------------------------------------------------------------------------
  AOL Time Warner
   5.625% 5/1/05                                       2,845,000       2,793,343
   7.70% 5/1/32                                        2,820,000       2,508,345
  Charter Communications
   10.00% 4/1/09                                         305,000         211,975



                                   Bond Fund 2


Cable, Media &                                       Principal      Market
Publishing - (Cont.)                                 Amount         Value
--------------------------------------------------------------------------------
  E.W. Scripps
   5.75% 7/15/12                                     $  2,400,000   $  2,384,592
  Fox Family Worldwide
   9.25% 11/1/07                                          890,000        945,625
  Fox Kids Worldwide
   10.25% 11/1/07                                       1,180,000      1,264,075
  Liberty Media
   7.75% 7/15/09                                        3,255,000      3,255,719
   8.25% 2/1/30                                         1,340,000      1,252,136
  News America Holdings
   8.45% 8/1/34                                         1,500,000      1,631,646
  Rogers Cable 144A
   7.875% 5/1/12                                        2,450,000      2,479,613
  Scholastic
   5.75% 1/15/07                                        3,455,000      3,491,237
  Thomson
   5.75% 2/1/08                                         1,885,000      1,899,812
  Von Hoffman 144A
   10.25% 3/15/09                                         335,000        345,050
--------------------------------------------------------------------------------
                                                                      24,463,168
Chemicals - 2.31%
--------------------------------------------------------------------------------
  Praxair
   6.15% 4/15/03                                        1,580,000      1,623,226
  Rohm & Haas
   6.95% 7/15/04                                        1,220,000      1,295,434
  Solutia
   6.50% 10/15/02                                       6,400,000      6,112,000
   6.72% 10/15/37                                       3,525,000      3,013,875
  Valspar
   6.00% 5/1/07                                         1,890,000      1,915,439
--------------------------------------------------------------------------------
                                                                      13,959,974
Collateralized Mortgage Obligations - 6.17%
--------------------------------------------------------------------------------
  Comm Series 2000-C1 A1
   7.206% 9/15/08                                       2,818,533      3,031,724
  CS First Boston Mortgage
   Securities Corporation
   2001-CK3 A2
   6.04% 6/1/31                                         1,545,000      1,623,943
  First Union National Bank
   Commercial Mortgage
   1999-C4 A2
   7.39% 11/15/09                                       3,560,000      3,951,777
  First Union National Bank
   Commercial Mortgage
   2002-C1 A2
   6.141% 2/1/34                                        2,290,000      2,360,809
  Freddie Mac 2303 CW
   8.50% 11/15/24                                       2,724,968      2,924,378
  Freddie Mac 2346 PC
   6.50% 12/15/13                                      10,885,000     11,341,421
  LB-UBS Commercial Mortgage
   2001-C3 A2
   6.365% 12/15/28                                      6,900,000      7,219,157
  MLMI 2002-MW1 J
   5.695% 7/12/34                                         749,079        583,880
  Prudential Securities
   1998-C1
   7.365% 5/15/13                                       2,000,000      1,539,453
  Wachovia Bank Commercial
   Mortgage Trust
   2002-C1A H
   6.29% 4/15/34                                        1,509,250      1,246,075
  Wachovia Bank Commercia
   Mortgage Trust
   2002-C1A J
   6.29% 4/15/34                                        1,163,500        925,710
  Washington Mutual
   2002-AR1 B4
   5.74% 2/25/32                                          728,101        584,301
--------------------------------------------------------------------------------
                                                                      37,332,628
Computers & Technology - 1.00%
--------------------------------------------------------------------------------
  Hewlett-Packard
   5.50% 7/1/07                                         1,845,000      1,836,461
  Science Applications 144A
   6.25% 7/1/12                                         4,290,000      4,225,869
--------------------------------------------------------------------------------
                                                                       6,062,330


                                                     Principal      Market
Consumer Products - 0.93%                            Amount         Value
--------------------------------------------------------------------------------
  American Greetings
   11.75% 7/15/08                                    $  1,030,000   $  1,133,000
  Fortune Brands 144A
   7.125% 11/1/04                                       2,045,000      2,194,545
  Maytag
   6.875% 12/1/06                                       2,150,000      2,312,271
--------------------------------------------------------------------------------
                                                                       5,639,816
Electronics & Electrical Equipment - 0.24%
--------------------------------------------------------------------------------
  Johnson Controls
   5.00% 11/15/06                                       1,445,000      1,437,366
--------------------------------------------------------------------------------
                                                                       1,437,366
Energy - 6.49%
--------------------------------------------------------------------------------
  Burlington Resources
   5.70% 3/1/07                                         1,555,000      1,597,357
  Colonial Pipeline
   7.63% 4/15/32                                        3,775,000      4,022,391
  Enserch
   6.25% 1/1/03                                         2,500,000      2,529,175
  Kerr-McGee
   5.875% 9/15/06                                       2,070,000      2,131,754
  Marathon Oil
   5.375% 6/1/07                                        1,915,000      1,926,369
   9.125% 1/15/13                                       2,270,000      2,743,522
  Nevada Power
   6.20% 4/15/04                                          995,000        915,848
  Nexen
   7.875% 3/15/32                                       3,050,000      3,115,029
  Northern Border Pipeline 144A
   6.25% 5/1/07                                         1,715,000      1,754,507
  Occidental Petroleum
   5.875% 1/15/07                                       1,415,000      1,467,352
  PSE&G Energy Holdings
   9.125% 2/10/04                                       1,860,000      1,893,580
  Sempra Energy
   6.80% 7/1/04                                         1,280,000      1,333,069
  Transcont Gas Pipeline 144A
   8.875% 7/15/12                                       5,890,000      5,747,167
  Transocean Sedco Forex
   6.75% 4/15/05                                          915,000        966,841
  Union Oil of California
   6.375% 2/1/04                                        1,455,000      1,510,689
  Valero Energy
   6.125% 4/15/07                                       1,335,000      1,380,123
  Westar Energy 144A
   7.875% 5/1/07                                        1,750,000      1,740,368
  Western Atlas
   7.875% 6/15/04                                       1,880,000      2,023,880
  Williams Series A
   7.50% 1/15/31                                          700,000        503,871
--------------------------------------------------------------------------------
                                                                      39,302,892
Food, Beverage & Tobacco - 2.71%
--------------------------------------------------------------------------------
  Delhaize America
   9.00% 4/15/31                                          695,000        752,267
  Kroger
   8.15% 7/15/06                                        1,735,000      1,921,351
  RJ Reynolds Tobacco Holdings
   7.25% 6/1/12                                         5,700,000      5,846,833
  Tyson Foods
   6.625% 10/4/04                                       4,440,000      4,631,235
   8.25% 10/1/11                                        2,460,000      2,718,467
  UST
   8.80% 3/15/05                                          475,000        524,421
--------------------------------------------------------------------------------
                                                                      16,394,574
Healthcare & Pharmaceuticals - 0.04%
--------------------------------------------------------------------------------
  Concentra Operating
   13.00% 8/15/09                                         210,000        238,350
--------------------------------------------------------------------------------
                                                                         238,350
Industrial Machinery - 3.33%
--------------------------------------------------------------------------------
  Ford Motor
   7.45% 7/16/31                                       10,375,000      9,684,855
  Fort James
   6.625% 9/15/04                                       1,305,000      1,272,126



                                   Bond Fund 3


                                                     Principal      Market
Industrial Machinery - (Cont.)                       Amount         Value
--------------------------------------------------------------------------------
  Nabors Industries
   6.80% 4/15/04                                     $  1,430,000   $  1,500,100
  USX
   9.375% 2/15/12                                       3,285,000      4,003,590
  York International
   6.625% 8/15/06                                       3,545,000      3,703,777
--------------------------------------------------------------------------------
                                                                      20,164,448
Metals & Mining - 1.75%
--------------------------------------------------------------------------------
  Alcan
   7.25% 3/15/31                                        3,355,000      3,635,981
  Alcoa
   6.50% 6/1/11                                           135,000        143,279
  Falconbridge
   7.35% 6/5/12                                         2,145,000      2,211,023
  JLG Industries 144A
   8.375% 6/15/12                                         700,000        703,500
  Newmont Gold
   8.91% 1/5/09                                           532,443        591,497
  Newmont Mining
   8.625% 5/15/11                                       2,420,000      2,726,488
  US Steel
   10.75% 8/1/08                                          570,000        595,650
--------------------------------------------------------------------------------
                                                                      10,607,418
Paper & Forest Products - 1.26%
--------------------------------------------------------------------------------
  Ainsworth Lumber
   13.875% 7/15/07                                        670,000        753,750
  Georgia Pacific
   8.125% 5/15/11                                       3,505,000      3,359,798
   8.875% 5/15/31                                       1,110,000      1,047,457
  Weyerhaeuser 144A
   5.50% 3/15/05                                        2,410,000      2,477,572
--------------------------------------------------------------------------------
                                                                       7,638,577
Real Estate - 0.45%
--------------------------------------------------------------------------------
  Highwoods Realty
   6.75% 12/1/03                                        1,200,000      1,233,552
  Simon Property Group
   6.375% 11/15/07                                      1,450,000      1,489,369
--------------------------------------------------------------------------------
                                                                       2,722,921
Retail - 1.88%
--------------------------------------------------------------------------------
  D&B Acquisition 144A
   12.25% 7/15/09                                         610,000        589,382
  Gap
   5.625% 5/1/03                                        2,600,000      2,564,120
  Lowes Companies
   7.50% 12/15/05                                       2,330,000      2,549,188
  Wendy's International
   6.20% 6/15/14                                        1,000,000      1,018,136
   6.25% 11/15/11                                       2,955,000      3,016,633
   6.35% 12/15/05                                       1,555,000      1,634,681
--------------------------------------------------------------------------------
                                                                      11,372,140
Telecommunications - 5.25%
--------------------------------------------------------------------------------
  AT&T
   6.50% 3/15/29                                        2,900,000      2,007,038
**AT&T 144A
    6.50% 11/15/06                                      5,240,000      4,616,210
  AT&T Wireless
   6.875% 4/18/05                                         965,000        859,478
   8.125% 5/1/12                                          955,000        780,207
  Citizens Communications
   6.375% 8/15/04                                       2,145,000      2,052,958
  France Telecom
   8.25% 3/1/11                                         3,145,000      2,876,612
   8.50% 3/1/31                                         2,870,000      2,545,248
  Insight Midwest
   10.50% 11/1/10                                       1,210,000      1,137,400
  International Telecom
   Satellite 144A
   7.625% 4/15/12                                       3,715,000      3,867,556
  Nynex
   9.55% 5/1/10                                           903,300      1,055,558
  Singtel 144A
   6.375% 12/1/11                                       2,365,000      2,364,000


                                                     Principal      Market
Telecomunications - (Cont.)                          Amount         Value
--------------------------------------------------------------------------------
  Sprint Cap Corp
   6.00% 1/15/07                                     $  2,150,000   $  1,676,690
  Sprint Capital
   6.875% 11/15/28                                      3,330,000      2,088,996
  Verizon Wireless 144A
   5.375% 12/15/06                                      4,150,000      3,876,225
--------------------------------------------------------------------------------
                                                                      31,804,176
Textiles, Apparel & Furniture - 0.24%
--------------------------------------------------------------------------------
**J Crew
    13.125% 10/15/08                                    1,330,000        837,900
  Levi Strauss
   6.80% 11/1/03                                          665,000        618,450
--------------------------------------------------------------------------------
                                                                       1,456,350
Transportation & Shipping - 0.91%
--------------------------------------------------------------------------------
  Air 2 US 144A
   8.027% 10/1/19                                         447,683        448,346
  American Airlines
   6.817% 5/23/11                                       2,295,000      2,310,858
  Delta Air Lines
   7.299% 9/18/06                                       2,710,000      2,757,605
--------------------------------------------------------------------------------
                                                                       5,516,809
U.S. Government & Agency Obligations - 16.94%
--------------------------------------------------------------------------------
  U.S. Treasury Bond
   5.375% 2/15/31                                      38,285,000     37,501,382
  U.S. Treasury Inflation Index Note
   3.375% 4/15/32                                       2,286,616      2,417,027
   3.625% 1/15/08                                       4,154,515      4,350,558
  U.S. Treasury Note
   3.25% 5/31/04                                        7,330,000      7,388,413
   3.375% 4/30/04                                       4,995,000      5,049,266
   4.375% 5/15/07                                      13,035,000     13,218,311
   4.875% 2/15/12                                      32,505,000     32,637,068
--------------------------------------------------------------------------------
                                                                     102,562,025
Utilities - 5.50%
--------------------------------------------------------------------------------
  Avista
   7.75% 1/1/07                                         2,250,000      2,311,499
   9.75% 6/1/08                                           615,000        646,199
  Consumers Energy
   6.00% 3/15/05                                        1,395,000      1,274,404
   6.20% 5/1/08                                         1,000,000      1,016,820
  Detroit Edison
   5.05% 10/1/05                                        2,175,000      2,211,638
  El Paso
   7.00% 5/15/11                                        1,635,000      1,567,772
  First Energy Corp
   6.45% 11/15/11                                       2,115,000      2,057,703
   7.375% 11/15/31                                      1,795,000      1,709,265
  Florida Power
   8.00% 12/1/22                                        3,115,000      3,244,394
  Great Lakes Power
   9.00% 8/1/04                                         1,500,000      1,575,812
  National Fuel Gas
   7.30% 2/18/03                                        1,575,000      1,619,470
  Oneok
   7.75% 8/15/06                                        2,540,000      2,736,629
  PG&E National Energy
   10.375% 5/16/11                                      4,125,000      4,214,784
  Scana
   7.44% 10/19/04                                       3,000,000      3,234,861
  Southern Company
   Capital Funding 5.30% 2/1/07                         2,775,000      2,818,204
  Texas Gas Transmissions
   8.625% 4/1/04                                        1,000,000      1,047,081
--------------------------------------------------------------------------------
                                                                      33,286,535
Total Long-term Debt Investments
    (Cost $570,310,733)                                              575,745,418
--------------------------------------------------------------------------------
Commercial Paper - 5.85%
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 2.23%
--------------------------------------------------------------------------------
  BMW US Capital
   1.75% 7/22/02                                       13,500,000     13,486,219
--------------------------------------------------------------------------------
Total Commercial Paper
    (Cost $13,486,219)                                                13,486,219
--------------------------------------------------------------------------------



                                   Bond Fund 4


                                                     Principal      Market
Short-term Investments - 3.62%                       Amount         Value
--------------------------------------------------------------------------------
 *Fannie Mae Discount Note
   1.72% 7/15/02                                     $  5,150,000   $  5,146,575
 *Federal Home Loan
   Discount Note
   1.72% 7/10/02                                        5,425,000      5,422,681
   1.87% 7/1/02                                        11,350,000     11,350,000
--------------------------------------------------------------------------------
Total Short-Term Investments
    (Cost $21,919,256)                                                21,919,256
--------------------------------------------------------------------------------



                                                     Number of
Preferred Stock - 0.35%                              Shares
--------------------------------------------------------------------------------
Centaur Funding
 9.08%                                                    2,105   $    2,145,128
--------------------------------------------------------------------------------
Total Preferred Stock
 (cost $2,160,556)                                                     2,145,128
--------------------------------------------------------------------------------
Total Market Value of Securities - 101.31%
 (Cost $607,876,764)                                                 613,296,021
--------------------------------------------------------------------------------
Liabilities Net of Receivables and
 Other Assets - (1.31%)                                               (7,950,716)
--------------------------------------------------------------------------------
Net Assets - 100.0%
--------------------------------------------------------------------------------
(Equivalent to $12.683 per
 share based on 47,730,215
 shares issued and outstanding)                                   $  605,345,305
--------------------------------------------------------------------------------
Components of Net Assets at June 30, 2002:
Common Stock, $0.01 par value
 50,000,000 authorized shares                                     $      477,302
Paid in capital in excess of par value
 of shares issued                                                    583,551,566
Undistributed net investment income                                   16,371,630
Accumulated net realized loss on
 investments                                                            (474,450)
Net unrealized appreciation of
 investments                                                           5,419,257
--------------------------------------------------------------------------------
Total Net Assets                                                  $  605,345,305
--------------------------------------------------------------------------------
*  Zero coupon security. The interest rate shown is the effective yield at the time of purchase.
** Zero coupon security as of June 30, 2002. The interest rate shown is the step-up rate.

See accompanying notes to financial statements.



                                   Bond Fund 5

Lincoln National Bond Fund, Inc.



Statement of Assets and Liabilities

June 30, 2002

Assets:
 Investments at market (cost $607,876,764)                                               $613,296,021
 Receivable for securities sold                                                            38,831,318
 Dividends and interest receivable                                                          7,810,101
 Cash                                                                                       4,226,490
 Subscriptions receivable                                                                     476,016
                                                                                         ------------
   Total assets                                                                                          664,639,946
                                                                                                         -----------
Liabilities:
 Payable for securities purchased                                                          58,941,945
 Other accounts payable and accrued expenses                                                  327,766
 Liquidations payable                                                                          24,930
                                                                                         ------------
   Total liabilities                                                                                      59,294,641
                                                                                                         -----------
Total net assets                                                                                                       $605,345,305
                                                                                                                       ============


See accompanying notes to financial statements.

















                                   Bond Fund 6

Lincoln National Bond Fund, Inc.



Statement of Operations

Period ended June 30, 2002 (Unaudited)

Investment income:
 Interest                                                            $17,583,965
 Dividend Income                                                          95,567
--------------------------------------------------------------------------------
   Total investment income                                            17,679,532
--------------------------------------------------------------------------------
Expenses:
 Management fees                                                       1,130,773
--------------------------------------------------------------------------------
 Accounting fees                                                         119,807
--------------------------------------------------------------------------------
 Printing and postage                                                     56,611
--------------------------------------------------------------------------------
 Custody fees                                                             21,474
--------------------------------------------------------------------------------
 Professional Fees                                                        15,505
--------------------------------------------------------------------------------
 Directors fees                                                            3,150
--------------------------------------------------------------------------------
 Other                                                                    21,578
--------------------------------------------------------------------------------
                                                                       1,368,898
--------------------------------------------------------------------------------
Less:
 Expenses paid indirectly                                                (13,655)
--------------------------------------------------------------------------------
 Reimbursement from the Advisor                                          (47,342)
--------------------------------------------------------------------------------
 Total expenses                                                        1,307,901
--------------------------------------------------------------------------------
Net investment income                                                 16,371,631
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
 Net realized gain on investments transactions                           817,967
 Net change in unrealized appreciation/depreciation of investments       638,070
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments                        1,456,037
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $17,827,668
--------------------------------------------------------------------------------



Statements of Changes in Net Assets


                                                     Period ended
                                                     6/30/02        Year ended
                                                     (Unaudited)    12/31/01
                                                     ---------------------------
Changes from operations:
 Net investment income                               $ 16,371,631   $ 27,426,359
--------------------------------------------------------------------------------
 Net realized gain on investment transactions             817,967     11,297,130
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/
  depreciation of investments                             638,070     (1,048,881)
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                           17,827,668     37,674,608
--------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
 Net investment income                                 (4,179,397)   (25,427,596)
--------------------------------------------------------------------------------
 Net realized gain on investments                         (48,256)            --
--------------------------------------------------------------------------------
   Total dividends and distributions to shareholders   (4,227,653)   (25,427,596)
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital share transactions                           34,851,674    207,459,800
--------------------------------------------------------------------------------
 Total increase in net assets                          48,451,689    219,706,812
--------------------------------------------------------------------------------
Net Assets, beginning of period                       556,893,616    337,186,804
--------------------------------------------------------------------------------
Net Assets, end of period                            $605,345,305   $556,893,616
--------------------------------------------------------------------------------


See accompanying notes to financial statements.


                                   Bond Fund 7

Lincoln National Bond Fund, Inc.



Financial Highlights

(Selected data for each capital share outstanding throughout each period)


                                                             Period ended
                                                             6/30/02(1)      Year ended December 31,
                                                             (Unaudited)     2001(2)    2000        1999        1998       1997
                                                              ---------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.382      $ 11.891   $ 11.436    $ 12.689    $ 12.861   $ 11.766

Income (loss) from investment operations:
 Net investment income(3)                                         0.356         0.747      0.787       0.772       0.662      0.785
 Net realized and unrealized gain (loss)
   on investments                                                 0.038         0.349      0.426      (1.180)      0.494      0.310
                                                              ---------------------------------------------------------------------
 Total from investment operations                                 0.394         1.096      1.213      (0.408)      1.156      1.095
                                                              ---------------------------------------------------------------------
Less dividends and distributions from:
 Net investment income                                           (0.092)       (0.605)    (0.758)     (0.845)     (1.328)         -
 Net realized gain on investments                                (0.001)            -          -           -           -          -
                                                              ---------------------------------------------------------------------
 Total dividends                                                 (0.093)       (0.605)    (0.758)     (0.845)     (1.328)         -
                                                              ---------------------------------------------------------------------
 Net asset value, end of period                                $ 12.683      $ 12.382   $ 11.891    $ 11.436    $ 12.689   $ 12.861
                                                              ---------------------------------------------------------------------
 Total Return(4)                                                   3.20%         9.18%     10.89%      (3.27%)      9.56%      9.31%

Ratios and supplemental data:
 Ratio of expenses to average net assets                           0.46%         0.53%      0.55%       0.53%       0.52%      0.53%
 Ratio of net investment income to average
   net assets                                                      5.93%         5.96%      6.55%       6.02%       5.90%      6.45%
 Portfolio Turnover                                                 821%          712%       167%         39%         51%        56%
 Net assets, end of period (000 omitted)                       $605,345      $556,894   $337,187    $330,923    $363,808   $280,383


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective January 1, 2001, the Fund has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gain (loss) per share by $0.001, and decrease the ratio of net investment income to average net asset from 5.97% to 5.96%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(3) The average share outstanding method has been applied for per share information for the period ended June 30, 2002 and the years ended December 31, 2001 and 2000. Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Fund has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all discount or premium on debt securities.

(4) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.


                                   Bond Fund 8

Lincoln National Bond Fund, Inc.


Notes to Financial Statements

June 30, 2002 (Unaudited)


The Fund: The Fund: Lincoln National Bond Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

1. Significant Accounting Policies

Security Valuation: Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2002, the custodial fees offset agreement amounted to $13,655.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Delaware Lincoln Investment Advisers (DLIA) (the "Advisor") is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2002.


                                   Bond Fund 9

Effective January 1, 2002, the Advisor has agreed to waive a portion of its fees based on the comprehensive review of expenses performed by the Fund Manager in 2001. The amount the Advisor waived for the six months ended June 30, 2002 was $47,342.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. Investments

At June 30, 2002, the cost of investments for federal tax purposes approximates the cost for book purposes. At June 30, 2002, the cost of investments was $608,147,313. The aggregate cost of investments purchased and the aggregate proceeds from investment sold, other than U.S. Government securities and short-term investments, for the period ended June 30, 2002 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized depreciation at June 30, 2002 are as follows:


                                                     Aggregate        Aggregate         Gross           Gross          Net
                                                     Cost of          Proceeds          Unrealized      Unrealized     Unrealized
                                                     Purchases        from Sales        Appreciation    Depreciation   Appreciation
                                                     ------------------------------------------------------------------------------
                                                     $1,238,598,098   $1,223,230,449     $11,429,244    ($6,009,987)    $5,419,257


4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended December 31, 2001 was as follows:


                                                        Period       Year
                                                        ended        ended
                                                        6/30/02      12/31/01
                                                        ------------------------
Ordinary income                                         $4,227,652   $25,427,596
Long-term capital gain                                          --            --
                                                        ----------   -----------
Total                                                   $4,227,652   $25,427,596
                                                        ==========   ===========


5. Summary of Changes From Capital Share Transactions


                                                 Shares Issued Upon
                                                 Reinvestment of                                          Net Increase (Decrease)
                    Capital                      Dividends &                Capital Shares                Resulting From Capital
                    Shares Sold                  Distributions              Redeemed                      Share Transactions
                    --------------------------   ------------------------   --------------------------    -------------------------
                    Shares        Amount         Shares       Amount        Shares        Amount          Shares       Amount
                    ----------    ------------   ---------    -----------   ----------    ------------    ----------   ------------
Period ended
June 30, 2002        6,705,699    $ 84,309,842     338,917    $ 4,227,653   (4,290,882)   $(53,685,821)    2,753,734   $ 34,851,674

Year ended
December 31,
  2001              20,410,119     253,966,928   2,026,602     25,427,596   (5,816,176)    (71,934,724)   16,620,545    207,459,800


6. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. Line of Credit

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity Funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at June 30, 2002, or at any time during the period.


                                  Bond Fund 10